Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Common stock [member]	Treasury stock [member]	Additional paid- in capital in excess of value assigned to common stock [member]	Capital reserves [member]	Regulatory reserves [member]	Retained earnings [member]	Other comprehensive income [member]
Balance at Dec. 31, 2015	$ 971,931	$ 279,980	$ (73,397)	$ 120,177	$ 95,210	$ 38,708	$ 521,934	$ (10,681)
Profit for the year	87,045	0	0	0	0	0	87,045	0
Other comprehensive income (loss)	7,880	0	0	0	0	0	0	7,880
Issuance of restricted stock	0	0	1,259	(1,259)	0	0	0	0
Compensation cost - stock options and stock units plans	3,063	0	0	3,063	0	0	0	0
Exercised options and stock units vested	1,575	0	2,962	(1,387)	0	0	0	0
Repurchase of "Class B" and "Class E" common stock	0	0				0
Regulatory credit reserve	0	0	0	0	0	10,713	(10,713)	0
Dymanic provision	0	0	0	0	0	13,038	(13,038)	0
Dividends declared	(60,180)	0	0	0	0	0	(60,180)	0
Balance at Dec. 31, 2016	1,011,314	279,980	(69,176)	120,594	95,210	62,459	525,048	(2,801)
Profit for the year	81,999	0	0	0	0	0	81,999	0
Other comprehensive income (loss)	4,764	0	0	0	0	0	0	4,764
Issuance of restricted stock	30	0	1,259	(1,229)	0	0	0	0
Compensation cost - stock options and stock units plans	296	0	0	296	0	0	0	0
Exercised options and stock units vested	4,977	0	4,697	280	0	0	0	0
Repurchase of "Class B" and "Class E" common stock	(28)	0	(28)	0	0	0	0	0
Regulatory credit reserve	0	0	0	0	0	1,865	(1,865)	0
Dymanic provision	0	0	0	0	0	64,930	(64,930)	0
Dividends declared	(60,540)	0	0	0	0	0	(60,540)	0
Balance at Dec. 31, 2017	1,042,812	279,980	(63,248)	119,941	95,210	129,254	479,712	1,963
Profit for the year	11,138	0	0	0	0	0	11,138	0
Other comprehensive income (loss)	(1,543)	0	0	0	0	0	0	(1,543)
Issuance of restricted stock	0	0	1,259	(1,259)	0	0	0	0
Compensation cost - stock options and stock units plans	1,051	0	0	1,051	0	0	0	0
Exercised options and stock units vested	3,609	0	3,355	254	0	0	0	0
Repurchase of "Class B" and "Class E" common stock	(2,442)	0	(2,442)	0	0	0	0	0
Regulatory credit reserve	0	0	0	0	0	(20,498)	20,498	0
Dymanic provision	0	0	0	0	0	27,263	(27,263)	0
Dividends declared	(61,035)	0	0	0	0	0	(61,035)	0
Balance at Dec. 31, 2018	$ 993,590	$ 279,980	$ (61,076)	$ 119,987	$ 95,210	$ 136,019	$ 423,050	$ 420